Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2024	Sep. 30, 2023
CURRENT ASSETS
Cash and cash equivalents		$ 129,417	$ 245,908
Advances to suppliers and other current assets		3,684,106	14,433,069
Other receivables		55,598	57,723
TOTAL CURRENT ASSETS		3,869,121	14,736,700
NON CURRENT ASSETS
Property, plant and equipment, net		30,121,382	32,321,643
Right of use assets		10,134,250	6,151,204
Other non-current assets		38,791,543	29,017,886
TOTAL NON CURRENT ASSETS		79,047,175	67,490,733
TOTAL ASSETS		82,916,296	82,227,433
CURRENT LIABILITIES
Accounts payable		670,425	4,259,820
Accrued expenses and other payables		2,679,788	3,037,092
Tax payable		1,367,481	1,012,103
Advances from customers		2,764,597	5,732,349
Loan payables		195,772	139,280
Lease liability-current		812,055	346,005
TOTAL CURRENT LIABILITIES		8,490,118	14,526,649
NON-CURRENT LIABILITIES
Lease liability-non-current		9,414,944	5,805,199
Other non-current liabilities		240,310	237,472
Amount due to related party		480,106	607,355
TOTAL NON-CURRENT LIABILITIES		10,135,360	6,650,026
TOTAL LIABILITIES		18,625,478	21,176,675
STOCKHOLDER’S EQUITY
Ordinary shares, value	[1]
Additional paid-in capital		6,189,739	6,189,739
Statutory reserve		3,462,673	3,462,673
Retained Earnings		58,103,581	55,559,561
Accumulated other comprehensive income		(3,470,350)	(4,166,390)
Total stockholders’ equity		64,290,818	61,050,758
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		82,916,296	82,227,433
Class A Ordinary Shares
STOCKHOLDER’S EQUITY
Ordinary shares, value		4,175	4,175
Class B Ordinary Shares
STOCKHOLDER’S EQUITY
Ordinary shares, value		$ 1,000	$ 1,000

[1]	On August 11, 2023, the Company’s shareholders approved (i) the increase of the Company’s authorized share capital from $50,000 divided into 500,000,000 ordinary shares of par value $0.0001 each, to $200,000 divided into 2,000,000,000 ordinary shares of par value $0.0001 each; (ii) the re-designation and re-classification of ordinary shares of the Company into Class A Ordinary Shares and Class B Ordinary Shares. The Company’s authorized share capital is $200,000 divided into 1,800,000,000 Class A Ordinary Shares of par value $0.0001 each and 200,000,000 Class B Ordinary Shares of par value $0.0001 each.